Provisions - Actual data, key forecast assumptions, and a sensitivity analysis (Narrative) (Details)	6 Months Ended
Jun. 30, 2018
Customer initiated claims [Member]
Disclosure of other provisions [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	The sensitivity analysis has been calculated to show the impact a 50,000 increase or decrease in the number of customer initiated mis-selling policy claims would have on the provision level inclusive of operational costs.
Average uphold rate per customer initiated claims [Member]
Disclosure of other provisions [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	The sensitivity analysis has been calculated to show the impact a 1% change in the average uphold rate per claim would have on the provision level.
Average redress per valid claim [Member]
Disclosure of other provisions [line items]
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions	The sensitivity analysis has been calculated to show the impact a £100 increase or decrease in the average redress per claim would have on the provision level.